INCOME TAX BENEFIT - Summary of Net Operating Losses and Tax Credit Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Federal
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 50,772	$ 20,880
Tax credits	283	283
State
Operating Loss Carryforwards [Line Items]
Net operating losses	39,366	9,772
Tax credits	$ 121	$ 121